PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Diversified REITs 2.4%
Essential Properties Realty Trust, Inc.	70,034	$2,019,080
Health Care REITs 12.2%
Community Healthcare Trust, Inc.	18,509	874,921
Global Medical REIT, Inc.	104,027	1,846,479
Healthcare Trust of America, Inc. (Class A Stock)	43,029	1,436,738
Ventas, Inc.	5,415	276,815
Welltower, Inc.	68,460	5,871,814
		10,306,767
Hotel & Resort REITs 2.9%
Host Hotels & Resorts, Inc.*	74,507	1,295,677
Park Hotels & Resorts, Inc.*	58,953	1,113,032
		2,408,709
Industrial REITs 16.2%
Duke Realty Corp.	8,736	573,431
First Industrial Realty Trust, Inc.	23,360	1,546,432
Prologis, Inc.	43,382	7,303,794
Rexford Industrial Realty, Inc.	52,667	4,271,820
		13,695,477
Office REITs 3.7%
Boston Properties, Inc.	18,246	2,101,574
Douglas Emmett, Inc.	31,423	1,052,671
		3,154,245
Residential REITs 20.9%
American Homes 4 Rent (Class A Stock)	45,600	1,988,616
Camden Property Trust	18,084	3,231,249
Equity Residential	47,474	4,296,397
Essex Property Trust, Inc.	9,483	3,340,197
Invitation Homes, Inc.	35,759	1,621,313
Sun Communities, Inc.	7,954	1,670,101
UDR, Inc.	23,961	1,437,421
		17,585,294

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 15.5%
Acadia Realty Trust	76,795	$1,676,435
Federal Realty Investment Trust	13,298	1,812,783
Kimco Realty Corp.	97,261	2,397,484
NETSTREIT Corp.	36,385	833,216
Phillips Edison & Co., Inc.	19,272	636,747
Realty Income Corp.	28,843	2,064,870
Simon Property Group, Inc.	23,041	3,681,261
		13,102,796
Specialized REITs 23.4%
CubeSmart	35,433	2,016,492
Digital Realty Trust, Inc.	15,055	2,662,778
EPR Properties	34,276	1,627,767
Equinix, Inc.	4,706	3,980,523
Extra Space Storage, Inc.	7,995	1,812,706
Gaming & Leisure Properties, Inc.	27,878	1,356,544
Life Storage, Inc.	19,568	2,997,426
MGM Growth Properties LLC (Class A Stock)	20,781	848,904
Public Storage	4,426	1,657,803
VICI Properties, Inc.	24,653	742,302
		19,703,245

Total Long-Term Investments (cost $65,263,088)		81,975,613

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,028,770)(wb)	1,028,770	1,028,770

TOTAL INVESTMENTS 98.4% (cost $66,291,858)		83,004,383
Other assets in excess of liabilities 1.6%		1,358,664

Net Assets 100.0%		$84,363,047

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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